Income Taxes - Schedule of Unrecognized Tax Benefits Roll Forward (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Gross unrecognized tax benefits at the beginning of the year	$ 1,201,000	$ 865,000
Increases related to current year positions	888,000	585,000
Decreases related to prior year positions	(243,000)	(249,000)
Gross unrecognized tax benefits at the end of the year	$ 1,846,000	$ 1,201,000